1
The Gabelli Utility Trust
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.3%
ENERGY AND UTILITIES  — 79.3%
Alternative Energy  — 0.8%
110,000 Algonquin Power & Utilities Corp. ...... $ 590,700
2,950 Brookfield Renewable Corp. .......... 101,539
3,000 Clearway Energy Inc., Cl. C .......... 84,750
4,200 Eos Energy Enterprises Inc.† ......... 47,838
2,700 Landis+Gyr Group AG .............. 217,750
12,500 Ormat Technologies Inc. ............ 1,203,125
300 SolarEdge Technologies Inc.† ......... 11,100
6,000 Vestas Wind Systems A/S ........... 113,054
32,900 XPLR Infrastructure LP ............. 334,593
2,704,449
Diversified Industrial  — 1.6%
548 Alstom SA† ..................... 14,231
13,000 AZZ Inc. ........................ 1,418,690
17,000 Bouygues SA .................... 764,823
10,000 General Electric Co. ................ 3,008,200
100 Sulzer AG ....................... 16,934
5,222,878
Electric Integrated  — 42.3%
15,000 ALLETE Inc. ..................... 996,000
78,345 Alliant Energy Corp. ............... 5,281,236
17,050 Ameren Corp. .................... 1,779,679
47,450 American Electric Power Co. Inc. ...... 5,338,125
53,000 Avista Corp. ..................... 2,003,930
400 Badger Meter Inc. ................. 71,432
33,000 Black Hills Corp. .................. 2,032,470
8,470 CenterPoint Energy Inc. ............. 328,636
79,244 CMS Energy Corp. ................ 5,805,415
43,500 Dominion Energy Inc. .............. 2,660,895
16,800 DTE Energy Co. .................. 2,376,024
66,500 Duke Energy Corp. ................ 8,229,375
50,000 Edison International ............... 2,764,000
7,000 Emera Inc. ...................... 335,841
7,700 Entergy Corp. .................... 717,563
126,500 Evergy Inc. ...................... 9,616,530
109,700 Eversource Energy ................ 7,804,058
95,400 FirstEnergy Corp. ................. 4,371,228
19,000 Hawaiian Electric Industries Inc.† ...... 209,760
4,650 IDACORP Inc. .................... 614,498
56,400 MGE Energy Inc. .................. 4,747,752
172,500 NextEra Energy Inc. ................ 13,022,025
48,000 NiSource Inc. .................... 2,078,400
72,500 Northwestern Energy Group Inc. ....... 4,249,225
18,000 NRG Energy Inc. .................. 2,915,100
176,900 OGE Energy Corp. ................. 8,185,163
56,500 Otter Tail Corp. ................... 4,631,305
50,000 PG&E Corp. ..................... 754,000
2,400 Pinnacle West Capital Corp. .......... 215,184
58,300 Portland General Electric Co. ......... 2,565,200
Shares
Market
Value
22,240 PPL Corp. ...................... $ 826,438
31,673 Public Service Enterprise Group Inc. .... 2,643,429
1,989 Sempra ........................ 178,970
3,200 The Southern Co. ................. 303,264
81,650 TXNM Energy Inc. ................. 4,617,308
17,000 Unitil Corp. ...................... 813,620
112,170 WEC Energy Group Inc. ............. 12,853,560
135,200 Xcel Energy Inc. .................. 10,903,880
139,840,518
Electric Transmission and Distribution  — 4.1%
28,500 Consolidated Edison Inc. ............ 2,864,820
18,150 Constellation Energy Corp. ........... 5,972,621
65,800 Exelon Corp. ..................... 2,961,658
96,000 Iberdrola SA ..................... 1,815,175
200 The Timken Co. ................... 15,036
13,629,310
Energy and Utilities: Natural Resources  — 0.0%
380 EQT Corp. ...................... 20,683
1,360 Range Resources Corp. ............. 51,191
71,874
Environmental Services  — 0.3%
800 Fluidra SA ...................... 21,659
500 Tetra Tech Inc. ................... 16,690
27,712 Veolia Environnement SA ............ 942,872
981,221
Equipment and Supplies  — 1.5%
5,000 Capstone Green Energy Holdings Inc.† .. 13,725
1,396 Graham Corp.† ................... 76,640
18,300 Innovex International Inc.† ........... 339,282
10,000 MDU Resources Group Inc. .......... 178,100
39,000 Mueller Industries Inc. .............. 3,943,290
103 Tidewater Inc.† ................... 5,493
1,000 Valmont Industries Inc. ............. 387,730
4,944,260
Global Utilities  — 3.1%
7,500 Chubu Electric Power Co. Inc. ........ 104,397
7,595 EDP SA ........................ 35,998
115,000 Electric Power Development Co. Ltd. .... 2,157,538
33,000 Endesa SA ...................... 1,054,215
300,000 Enel SpA ....................... 2,840,966
560,000 Hera SpA ....................... 2,518,102
15,000 Hokkaido Electric Power Co. Inc. ...... 109,950
13,000 Hokuriku Electric Power Co. .......... 74,316
220,000 Huaneng Power International Inc., Cl. H .. 153,226
38,000 Korea Electric Power Corp., ADR ...... 495,900
22,000 Kyushu Electric Power Co. Inc. ........ 220,097
15,000 Shikoku Electric Power Co. Inc. ....... 133,381
8,000 The Chugoku Electric Power Co. Inc. .... 45,619
25,000 The Kansai Electric Power Co. Inc. ..... 358,133

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
11,000 Tohoku Electric Power Co. Inc. ........ $ 80,035
10,381,873
Merchant Energy  — 1.0%
251,600 The AES Corp. ................... 3,311,056
Natural Gas Integrated  — 7.4%
8,000 DT Midstream Inc. ................ 904,480
84,500 Energy Transfer LP ................ 1,450,020
103,821 Kinder Morgan Inc. ................ 2,939,173
98,182 National Fuel Gas Co. .............. 9,069,071
139,200 ONEOK Inc. ..................... 10,157,424
24,520,168
Natural Gas Utilities  — 7.9%
23,050 Atmos Energy Corp. ............... 3,935,787
200 Cheniere Energy Inc. ............... 46,996
9,000 Chesapeake Utilities Corp. ........... 1,212,210
12,300 Engie SA ....................... 263,617
100,625 National Grid plc .................. 1,444,654
58,000 National Grid plc, ADR .............. 4,214,860
7,000 Northwest Natural Holding Co. ........ 314,510
30,300 ONE Gas Inc. .................... 2,452,482
55,000 RGC Resources Inc. ............... 1,234,200
122,615 Southwest Gas Holdings Inc. ......... 9,605,659
14,600 Spire Inc. ....................... 1,190,192
6,000 Venture Global Inc., Cl. A ............ 85,140
26,000,307
Natural Resources  — 2.2%
54,142 Cameco Corp. .................... 4,540,348
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 729,900
16,500 Exxon Mobil Corp. ................ 1,860,375
5,500 Kinnevik AB, Cl. A† ................ 49,191
7,179,814
Oil  — 0.3%
1,900 Chevron Corp. ................... 295,051
4,500 Devon Energy Corp. ............... 157,770
20,000 PrairieSky Royalty Ltd. ............. 371,057
201 Sable Offshore Corp.† .............. 3,509
827,387
Services  — 2.2%
21,000 ABB Ltd., ADR ................... 1,510,950
98,500 Enbridge Inc. .................... 4,970,310
33,000 Halliburton Co. ................... 811,800
703 Schlumberger NV ................. 24,162
681 TechnipFMC plc .................. 26,866
7,344,088
Shares
Market
Value
Water  — 4.6%
26,000 American States Water Co. ........... $ 1,906,320
22,400 American Water Works Co. Inc. ....... 3,117,856
23,000 Artesian Resources Corp., Cl. A ....... 749,685
33,200 California Water Service Group ........ 1,523,548
26,000 Essential Utilities Inc. .............. 1,037,400
29,000 H2O America .................... 1,412,300
6,200 Middlesex Water Co. ............... 335,544
132,000 Severn Trent plc .................. 4,594,394
9,100 The York Water Co. ................ 276,822
4,100 Zurn Elkay Water Solutions Corp. ...... 192,823
15,146,692
TOTAL ENERGY AND UTILITIES ...... 262,105,895
COMMUNICATIONS  — 9.8%
Cable and Satellite  — 1.1%
3,000 Altice USA Inc., Cl. A† .............. 7,230
2,100 Charter Communications Inc., Cl. A† .... 577,720
20,900 Cogeco Inc. ..................... 908,114
2,000 EchoStar Corp., Cl. A† .............. 152,720
270,000 ITV plc ......................... 290,317
95,000 Liberty Latin America Ltd., Cl. A† ...... 787,550
5,947 Liberty Latin America Ltd., Cl. C† ...... 50,193
27,000 Rogers Communications Inc., Cl. B ..... 930,690
3,704,534
Communications Equipment  — 0.1%
7,500 Furukawa Electric Co. Ltd. ........... 462,116
Telecommunications  — 6.9%
35,000 AT&T Inc. ....................... 988,400
10,000 BCE Inc., New York ................ 233,900
1,000 BCE Inc., Toronto ................. 23,367
100,000 BT Group plc, Cl. A ................ 257,078
7,500 Cogeco Communications Inc. ......... 344,686
91,000 Deutsche Telekom AG .............. 3,099,386
60,000 Deutsche Telekom AG, ADR .......... 2,049,000
21,250 Eurotelesites AG† ................. 122,747
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 28
83,000 Liberty Global Ltd., Cl. A† ........... 951,180
83,000 Liberty Global Ltd., Cl. C† ........... 975,250
1,750,000 NTT Inc. ........................ 1,830,645
143,500 Orange Belgium SA† ............... 3,201,047
6,000 Orange SA, ADR .................. 97,380
59,000 Orascom Financial Holding SAE† ...... 799
10,000 Orascom Investment Holding, GDR†(a) .. 140
30,000 Pharol SGPS SA† ................. 2,212
10,500 Proximus SA .................... 91,717
8,000 PT Indosat Tbk ................... 840
19,500 Sunrise Communications AG, Cl. A ..... 1,151,800
1,350 Tele2 AB, Cl. B ................... 23,023

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
250,000 Telefonica SA, ADR ................ $ 1,270,000
85,000 Telekom Austria AG ................ 908,128
25,000 Telephone and Data Systems Inc. ...... 981,000
30,000 Telesat Corp.† ................... 795,000
5,200 T-Mobile US Inc. .................. 1,244,776
10,000 VEON Ltd., ADR† ................. 544,300
35,000 Verizon Communications Inc. ......... 1,538,250
22,726,079
Wireless Communications  — 1.7%
5,000 America Movil SAB de CV, ADR ....... 105,000
40,000 Anterix Inc.† ..................... 858,800
29,400 Array Digital Infrastructure Inc. ........ 1,470,294
1,200 Operadora De Sites Mexicanos SAB de CV 1,128
2,300 SK Telecom Co. Ltd., ADR ........... 49,680
400 SmarTone Telecommunications Holdings
Ltd. ......................... 239
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 361,200
230,000 Vodafone Group plc, ADR ........... 2,668,000
5,514,341
TOTAL COMMUNICATIONS ......... 32,407,070
OTHER  — 2.8%
Automotive  — 0.3%
275 Ducommun Inc.† ................. 26,436
40,000 Iveco Group NV .................. 861,987
888,423
Building and Construction  — 0.1%
2,500 Everus Construction Group Inc.† ...... 214,375
155 Gibraltar Industries Inc.† ............ 9,734
2,500 Knife River Corp.† ................. 192,175
416,284
Diversified Industrial  — 0.2%
1,200 Accelleron Industries AG, ADR ........ 100,656
200 Arcosa Inc. ...................... 18,742
166 ITT Inc. ........................ 29,674
2,036 L.B. Foster Co., Cl. A† .............. 54,870
1,000 Matthews International Corp., Cl. A ..... 24,280
12,000 Trinity Industries Inc. ............... 336,480
564,702
Electronics  — 0.6%
2,000 Keysight Technologies Inc.† .......... 349,840
345 Resideo Technologies Inc.† .......... 14,897
54,000 Sony Group Corp., ADR ............. 1,554,660
1,919,397
Financial Services  — 0.0%
150,000 GAM Holding AG† ................. 27,888
Shares
Market
Value
10,800 Sony Financial Group Inc., ADR† ...... $ 59,832
87,720
Machinery  — 0.8%
208,000 CNH Industrial NV ................. 2,256,800
936 Flowserve Corp. .................. 49,739
300 Medmix AG ..................... 3,369
1,686 Mueller Water Products Inc., Cl. A ..... 43,027
1,200 Xylem Inc. ...................... 177,000
2,529,935
Specialty Chemicals  — 0.0%
200 Air Products and Chemicals Inc. ....... 54,544
250 Linde plc ....................... 118,750
173,294
Transportation  — 0.8%
16,000 GATX Corp. ..................... 2,796,800
TOTAL OTHER ................. 9,376,555
DISTRIBUTION COMPANIES  — 1.4%
Wireless Communications  — 1.4%
96,000 Millicom International Cellular SA ...... 4,659,840
TOTAL COMMON STOCKS ......... 308,549,360
WARRANTS  — 0.0%
OTHER  — 0.0%
Financial Services  — 0.0%
7,500 SDCL EDGE Acquisition Corp., expire
12/31/28† ..................... 225
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.0%
$ 19,815,000 U.S. Treasury Bills,
3.885% to 4.272%††, 10/23/25 to
01/13/26 ...................... 19,705,805
SHORT TERM INVESTMENT  — 0.7%
Short Term Investment  — 0.7%
2,378,513 Gabelli U.S. Treasury Money Market Fund,
Cl. I,
4.240%, ..................... 2,378,513
TOTAL INVESTMENTS — 100.0% ....
(Cost $232,489,426) ............. $ 330,633,903
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
ADR American Depositary Receipt
GDR Global Depositary Receipt